Income tax benefit/(expense)	12 Months Ended
Jun. 30, 2018
Major Components Of Tax Expense Income [Abstract]
Income tax benefit/(expense)

4. Income tax benefit/(expense)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2018	2017	2016
(a)	Reconciliation of income tax to prima facie tax payable
	Loss from continuing operations before income tax	(65,977)	(90,215)	(90,821)
	Tax benefit at the Australian tax rate of 30% (2017: 30%)	(19,793)	(27,065)	(27,246)
	Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
	Share-based payments expense	1,544	1,488	884
	Research and development tax concessions	537	2,442	699
	Foreign exchange translation gains/(losses)	(242)	—	—
	Contingent consideration	(3,162)	39	(11,221)
	Other sundry items	1,011	497	(1,873)
	Current year tax expense/(benefit)	(20,105)	(22,599)	(38,757)
	Adjustments for current tax of prior periods	(3,616)	(5,870)	(2,224)
	Differences in overseas tax rates	5,259	7,797	9,192
	Tax benefit not recognized	11,065	7,272	5,851
	Change in tax rate on Deferred tax assets	27,471	—	—
	Change in tax rate on Deferred tax liability	(50,761)	—	—
	Previously unrecognized tax losses now recouped to reduce deferred tax expense/(benefit)	—	—	(60,756)
	Income tax expense/(benefit) attributable to loss before income tax	(30,687)	(13,400)	(86,694)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2018	2017	2016
(b)	Income tax expense/(benefit)
	Current tax
	Current tax	—	—	—
	Total current tax expense/(benefit)	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	20,183	(13,204)	(65,022)
	Decrease in deferred tax liabilities	(50,870)	(196)	(21,672)
	Total deferred tax expense/(benefit)	(30,687)	(13,400)	(86,694)
	Income tax expense/(benefit)	(30,687)	(13,400)	(86,694)

Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. Deferred tax assets are offset against taxable temporary differences (deferred tax liabilities) when the deferred tax balances relate to the same tax jurisdiction in accordance with our accounting policy.

Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities. On December 22, 2017, the United States signed into law the Tax Act, which changed many aspects of U.S. corporate income taxation, including a reduction in the corporate income tax rate from 35% to 21%. The Group recognized the tax effects of the Tax Act in the year ended June 30, 2018, the most significant of which was a tax benefit resulting from the remeasurement of deferred tax balances to 21%.

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2018	2017	2016
(c)	Amounts that would be recognized directly in equity if brought to account

Aggregate current and deferred tax arising in the reporting

   period and not recognized in net loss or other

   comprehensive income but which would have been

   directly applied to equity had it been brought to account:

	Current tax recorded in equity (if brought to account)	(1,059)	(764)	(148)
	Deferred tax recorded in equity (if brought to account)	877	960	808
		(182)	196	660

Year Ended June 30,
	(in U.S. dollars, in thousands)	2018	2017	2016
(d)	Amounts recognized directly in equity
Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but debited/credited to equity
	Current tax recorded in equity	—	—	—
	Deferred tax recorded in equity	—	—	—

		As of June 30,
	(in U.S. dollars, in thousands)	2018	2017	2016
(e)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	41,501	34,896	27,060
	Other temporary differences
	Potential tax benefit at local tax rates	3,704	3,908	3,432
	Other tax credits
	Potential tax benefit at local tax rates	3,220	—	—
		48,425	38,804	30,492

As of June 30, 2018, 2017 and 2016, the Group has deferred tax assets not brought to account of $48.4 million, $38.8 million and $30.5 million, respectively. Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.